Trade and other payables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and other payables
28.	Trade and other payables

Million US dollar	31 December 2020	31 December 2019
Indirect taxes payable	252	174
Trade payables	98	237
Deferred consideration on acquisitions	1 082	1 418
Other payables	90	113

Non-current trade and other payables	1 522	1 943
Trade payables and accrued expenses	15 898	15 876
Payroll and social security payables	800	736
Indirect taxes payable	2 629	2 708
Interest payable	1 625	1 679
Consigned packaging	1 010	1 106
Dividends payable	427	338
Deferred income	27	21
Deferred consideration on acquisitions	301	221
Other payables	249	179

Current trade and other payables	22 965	22 864
As at 31 December 2020, deferred consideration on acquisitions is mainly comprised of 0.7 billion US dollar for the put option included in the 2012 shareholders’ agreement between Ambev and ELJ, which may result in Ambev acquiring additional shares in Cervecería Nacional Dominicana S.A. (“CND”) (31 December 2019: 0.7 billion US dollar). The terms of the shareholders’ agreement were amended as described in Note 29
Risk arising from financial instruments
.